SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [x]; Amendment Number: _1__
This Amendment (Check only one.): [x] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Zuckerman Investment Group (formerly Asset Management Investors, LLC)
Address: 155 North Wacker Drive, Suite 1700
	 Chicago, IL 60606

Form 13F File Number: 28-12893

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Daniel Zuckerman
Title: President
Phone: (312) 948-8002
Signature, Place, and Date of Signing:
/s/Daniel Zuckerman   Chicago, IL   8/26/2011

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Report Summary:
Number of Included Managers: 1
Form 13F Information Table Entry Total: 38
form 13F Information Table Value Total: $177,058
					(thousands)

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101      346     4006 SH       Sole                     4006
Abbott Laboratories            COM              002824100      462     9652 SH       Sole                     9652
Adams Express Co.              COM              006212104      343    31920 SH       Sole                    31920
Alamo Group Inc.               COM              011311107    13205   474641 SH       Sole                   474641
Allergan Inc                   COM              018490102      639     9300 SH       Sole                     9300
America Movil - ADR            COM              02364W105      516     9000 SH       Sole                     9000
AmerisourceBergen Corp.        COM              03073e105     7004   205270 SH       Sole                   205270
Antares Pharma Inc.            COM              036642106      638   375500 SH       Sole                   375500
Avalon Holdings Corp.-Cl A     COM              05343P109       96    35000 SH       Sole                    35000
Baxter International Inc.      COM              071813109      441     8717 SH       Sole                     8717
Berkshire Hathaway Class B     COM              084670702      409     5100 SH       Sole                     5100
Berkshire Hathaway Inc Cl A    COM              084670108      241        2 SH       Sole                        2
Biosante Pharmaceuticals       COM              09065V203      303   184500 SH       Sole                   184500
Capital Southwest Corp.        COM              140501107    18768   180805 SH       Sole                   180805
Coca-Cola Co.                  COM              191216100      263     4000 SH       Sole                     4000
Conocophillips                 COM              20825C104      666     9773 SH       Sole                     9773
Design Within Reach            COM              250557204       63    10155 SH       Sole                    10155
Diageo PLC Sponsored ADR       COM              25243Q205     1157    15560 SH       Sole                    15560
Dover Motorsports Inc          COM              260174107       74    41701 SH       Sole                    41701
Exxon Mobil Corp Com           COM              30231G102     1171    16016 SH       Sole                    16016
Genzyme Corp.                  COM              372917104     7728   108540 SH       Sole                   108540
Int'l Business Machines        COM              459200101      345     2354 SH       Sole                     2354
Johnson & Johnson              COM              478160104      593     9587 SH       Sole                     9587
McDonalds Corp.                COM              580135101     6558    85441 SH       Sole                    85441
Microsoft Corp.                COM              594918104     9230   330705 SH       Sole                   330705
Motorola Inc.                  COM              620076109    11278  1243394 SH       Sole                  1243394
Petrochina Company Ltd         COM              71646E100      394     3000 SH       Sole                     3000
Petsmart Inc.                  COM              716768106     8632   216769 SH       Sole                   216769
Pfizer Inc.                    COM              717081103      587    33508 SH       Sole                    33508
Procter & Gamble               COM              742718109      672    10445 SH       Sole                    10445
Sara Lee Corp.                 COM              803111103    10473   598100 SH       Sole                   598100
Speedway Motorsports           COM              847788106    11013   718850 SH       Sole                   718850
Symantec Corp.                 COM              871503108    11195   668775 SH       Sole                   668775
Tri-Continental Corp.          COM              895436103     4848   352297 SH       Sole                   352297
Viad Corp.                     COM              92552R406    18915   742649 SH       Sole                   742649
Vodafone Group plc             COM              92857w209    12434   470283 SH       Sole                   470283
Wal-Mart Stores Inc.           COM              931142103     8748   162206 SH       Sole                   162206
Yahoo Inc.                     COM              984332106     6610   397460 SH       Sole                   397460